Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Loss attributable to common shareholders, basis of basic loss per share	$ (31,638,244)	$ (20,640,935)
Loss attributable to common shareholders, basis of diluted loss per share	$ (31,638,244)	$ (20,640,935)
Weighted average number of common shares outstanding, basic	43,222,819	29,857,136
Weighted average number of common shares outstanding, diluted	43,222,819	29,857,136